INTANGIBLE ASSETS OTHER THAN GOODWILL (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		$ 1,610,313	$ 1,321,425	$ 1,880,079
Additions		87,333	90,360	53,224
Withdrawals		(928)	(927)	(4,775)
Transfer software		203	10,653	(1,700)
Foreing exchange		(21,264)	239,059	(568,667)
Amortization		(58,410)	(50,257)	(36,736)
Closing balance		1,617,247	1,610,313	1,321,425
Computer Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		157,016	104,258	126,797
Additions		8,453	6,688	4,954
Withdrawals		(244)	(736)	(4,612)
Transfer software		45,783	85,029	28,726
Foreing exchange		(1,215)	5,689	(14,871)
Amortization		(48,823)	(43,912)	(36,736)
Closing balance		160,970	157,016	104,258
Developing Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance		91,053	74,887	74,050
Additions		78,880	83,672	48,270
Withdrawals		(684)	(191)	(162)
Transfer software		(45,580)	(74,376)	(30,426)
Foreing exchange		(254)	7,061	(16,845)
Amortization
Closing balance		123,415	91,053	74,887
Airport Slots [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance	[1]	978,849	816,987	1,201,028
Additions	[1]
Withdrawals	[1]
Transfer software	[1]
Foreing exchange	[1]	(14,336)	161,862	(384,041)
Amortization	[1]
Closing balance	[1]	964,513	978,849	816,987
Trademarks and Loyalty Program [Member]
Reconciliation of changes in intangible assets other than goodwill [Roll Forward]
Opening balance	[1],[2]	383,395	325,293	478,204
Additions	[1],[2]
Withdrawals	[1],[2]			(1)
Transfer software	[1],[2]
Foreing exchange	[1],[2]	(5,459)	64,447	(152,910)
Amortization	[1],[2]	(9,587)	(6,345)
Closing balance	[1],[2]	$ 368,349	$ 383,395	$ 325,293

[1]	See Note 2.5
[2]	In 2016, after the extensive work of integration after the association between LAN and TAM, during which there has been solid progress in the homologation of the optimization processes of its air connections, in addition to the restructuring and modernization of the fleet of aircraft, the Company has resolved adopt a unique name and identity, and announce that the brand of the group will be LATAM ", which would unite all companies under a single image.